Securities sold under repurchase agreements - Summary of Financing Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securities sold under repurchase agreements
Financing transactions under repurchase agreements	$ 310,197	$ 300,498	$ 427,498
Interest expense related to financing transactions	$ 9,232	$ 7,340	$ 956